Employee Benefits - Summary of Changes in Projected Benefit Obligation, Plan Assets, Funded Status, Amounts Recognized in Consolidated Balance Sheet and Accumulated Other Comprehensive Income (Loss) (Detail) (USD $)
In Millions, unless otherwise specified
	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Pension Plans [Member]
Change In Projected Benefit Obligation
Benefit obligation at beginning of measurement period	$ 3,895	$ 4,096
Service cost	152	168	129
Interest cost	197	170	168
Actuarial loss (gain)	781	(388)
Lump sum settlements	(286)	(34)
Benefit payments	(127)	(117)
Benefit obligation at end of measurement period	4,612	3,895	4,096
Change In Fair Value Of Plan Assets
Balance at beginning of period	2,831	2,321
Actual return on plan assets	269	343
Employer contributions	500	318
Lump sum settlements	(286)	(34)
Benefit payments	(127)	(117)
Balance at end of period	3,187	2,831	2,321
Funded (Unfunded) Status	(1,425)	(1,064)
Current benefit liability	(21)	(20)
Noncurrent benefit liability	(1,404)	(1,044)
Recognized amount	(1,425)	(1,064)
Net actuarial gain (loss)	(1,894)	(1,333)
Net prior service credit (cost)	11	16
Recognized amount	(1,883)	(1,317)
Postretirement Welfare Plan [Member]
Change In Projected Benefit Obligation
Benefit obligation at beginning of measurement period	100	142
Service cost		3	5
Interest cost	3	4	7
Participants' contributions	11	10
Plan amendments		(35)
Actuarial loss (gain)	13	(2)
Benefit payments	(25)	(24)
Federal subsidy on benefits paid	2	2
Benefit obligation at end of measurement period	104	100	142
Change In Fair Value Of Plan Assets
Balance at beginning of period	92	105
Employer contributions	7	1
Participants' contributions	11	10
Benefit payments	(25)	(24)
Balance at end of period	85	92	105
Funded (Unfunded) Status	(19)	(8)
Noncurrent benefit liability	(19)	(8)
Recognized amount	(19)	(8)
Net actuarial gain (loss)	55	75
Net prior service credit (cost)	31	34
Recognized amount	$ 86	$ 109